Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Current assets
Cash and cash equivalents	$ 36,410,000	$ 63,842,000	$ 35,245,000	$ 28,495,000
Accounts receivable	464,000	541,000	6,120,000	3,899,000
Prepaid expenses	8,546,000	8,762,000	9,681,000	9,145,000
Other current assets	1,260,000	1,399,000	1,903,000	2,672,000
Research and development tax credit receivable	8,872,000	5,084,000	8,305,000	6,598,000
Total current assets	55,552,000	79,628,000	61,254,000	50,809,000
Property, plant and equipment, net	562,000	518,000	649,000	953,000
Right-of-use assets	679,000	1,021,000	1,372,000	1,977,000
Goodwill	2,236,000	2,392,000	2,380,000	3,513,000
Intangible assets, net	11,920,000	13,120,000	13,915,000	20,958,000
Total assets	70,949,000	96,679,000	79,570,000	78,210,000
Current liabilities
Accounts payable	3,091,000	4,471,000	5,803,000	6,257,000
Accrued liabilities	4,518,000	5,739,000	5,200,000	5,971,000
Other current liabilities	672,000	366,000	458,000	278,000
Lease liabilities	400,000	471,000	469,000	459,000
Deferred revenue and income	4,518,000	2,615,000	4,428,000	19,610,000
Contingent consideration	0	105,000	825,000	0
Total current liabilities	13,199,000	13,767,000	17,183,000	32,575,000
Non-current liabilities
Deferred revenue and income	856,000	493,000	1,091,000	38,656,000
Lease liabilities	230,000	422,000	849,000	1,364,000
Financial liabilities on funding arrangements		0	0	4,380,000
Other non-current liabilities	2,656,000	2,703,000	2,429,000	2,326,000
Deferred tax liability	2,062,000	2,057,000	2,198,000	3,372,000
Total liabilities	19,003,000	19,442,000	23,750,000	82,673,000
Commitments and contingencies (Note 22)
Stockholders' equity (deficit):
Common stock, $0.01 par value: 250,000,000 shares authorized; 67,178,054, 32,077,974 and 14,712,724 shares issued and outstanding at December 31, 2019 and January 31, 2019 and 2018, respectively	672,000	672,000	321,000	147,000
Additional paid-in capital	242,034,000	241,204,000	191,205,000	140,574,000
Accumulated other comprehensive loss	(9,287,000)	(4,720,000)	(4,767,000)	(4,347,000)
Accumulated deficit	(181,473,000)	(159,919,000)	(130,939,000)	(140,837,000)
Total stockholders' equity (deficit)	51,946,000	77,237,000	55,820,000	(4,463,000)
Total liabilities and stockholders' equity	$ 70,949,000	$ 96,679,000	$ 79,570,000	$ 78,210,000
Common stock, shares issued (in shares)	67,231,900	67,178,054	32,077,974	14,712,724
Common stock, shares outstanding (in shares)	67,231,900	67,178,054	32,077,974	14,712,724